Variable Interest Entities - Schedule of Nonconsolidated VIEs (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	$ 1,107.9	$ 746.4
Nonconsolidated VIEs, liabilities carrying amount	0.6	0.0
Maximum Exposure to Loss	1,796.3	1,646.7
VIE Assets	19,526.2	12,382.4
CLOs
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	152.6	45.2
Nonconsolidated VIEs, liabilities carrying amount	0.6	0.0
Maximum Exposure to Loss	505.3	571.4
VIE Assets	7,845.0	3,281.9
Consumer loan and other asset-backed vehicles
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	358.3	462.1
Nonconsolidated VIEs, liabilities carrying amount	0.0	0.0
Maximum Exposure to Loss	490.6	807.1
VIE Assets	2,354.8	3,273.1
Related party private equity vehicles
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	23.0	35.5
Nonconsolidated VIEs, liabilities carrying amount	0.0	0.0
Maximum Exposure to Loss	34.3	53.5
VIE Assets	71.4	108.3
Other investment vehicles
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	574.0	203.6
Nonconsolidated VIEs, liabilities carrying amount	0.0	0.0
Maximum Exposure to Loss	766.1	214.7
VIE Assets	$ 9,255.0	$ 5,719.1